Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2014
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014